ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals	$ 1,831	$ 1,739
Accrued expenses	710	1,087
Deferred revenues	2,842	3,147
Consideration payable in connection with a business combination	139	712
Other	395	338
Total	$ 5,917	$ 7,023